Other income and other expenses (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Other Income And Expenses [Abstract]
Summary of Other Income and Expense

Other income is analysed as follows:

	2020	2019	2018
VAT relief	755	1,216	1,392
Reimbursements	498	519	—
Release of provisions for contingent liabilities	100	332	1,700
Other	2,529	3,095	2,852
Total	3,882	5,162	5,944